RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES
Schedule of right-of-use assets and operating lease liabilities as of the respective balance sheet dates.

	December 31
	2020	2021
	RMB’000	RMB’000	US$’000
Right-of-use assets	5,869	3,400	534

Operating lease liabilities - current	2,427	2,565	403
Operating lease liabilities - non-current	3,470	905	142
Total operating lease liabilities	5,897	3,470	545

Schedule of weighted average remaining lease terms and discount rates for all of operating leases

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.40
Weighted average discount rate	6.18%

Schedule, by fiscal years, of maturities of lease liabilities

The following is a schedule, by fiscal years, of maturities of lease liabilities as of December 31, 2021:

2022	2,708
2023	917
Total lease payments	3,625
Less: imputed interest	(155)
Present value of lease liabilities	3,470